Taxation (Details) - Schedule of major components of tax expense (income) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of major components of tax expense (income) [Abstract]
Loss before income tax	SFr (8,221,449)	SFr (6,825,738)	SFr (11,334,224)
Income tax at statutory tax rates applicable to results in the respective countries	991,120	854,636	2,397,177
Effect of unrecognized temporary differences	(302,557)	89,974	140,371
Effect of unrecognized taxable losses	(184,881)	(913,309)	(2,553,594)
Effect of utilization of previously unrecognized taxable losses		193,155
Effect of impairment of deferred tax assets		(131,055)
Effect of previously unrecognized deferred tax asset	97,458	20,977	114,116
Effect of expenses deductible for tax purposes
Effect of expenses not considerable for tax purposes	(47,894)	(29,549)
Effect of changes in local tax legislation and/or local tax rates		110,758
Effect of impact from application of different tax rates	(531,962)	(1,750)	(260,247)
Effect of unrecognized taxable losses in equity
Income tax gain/(loss)	SFr 21,284	SFr 193,837	SFr (162,177)